Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Tables)
Schedule Of Balance Sheets
Balance Sheets

December 31, 2025 and 2024
(Dollars in thousands)

Assets	2025	2024

Cash	$452	425
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	170,381	144,061
Investment in PEBK Capital Trust II	464	464
Other assets	325	138

Total assets	$172,622	146,088

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,464
Other liabilities	40	61
Shareholders' equity	157,118	130,563

Total liabilities and shareholders' equity	$172,622	146,088

Schedule Of Statements of Earnings
Statements of Earnings

For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

Revenues:	2025	2024

Interest and dividend from subsidiary	$6,731	8,534

Total revenues	6,731	8,534

Expenses:

Interest	959	1,116
Other operating expenses	677	692

Total expenses	1,636	1,808

Income before income tax benefit and equity in undistributed earnings of subsidiaries	5,095	6,726

Income tax benefit	337	372

Income before equity in undistributed earnings of subsidiaries	5,432	7,098

Equity in undistributed earnings of subsidiaries	14,398	9,255

Net earnings	$19,830	16,353

Schedule Of Statements of Cash Flows
Statements of Cash Flows

For the Years Ended December 31, 2025 and 2024
(Dollars in thousands)

	2025	2024
Cash flows from operating activities:
Net earnings	$19,830	16,353
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(14,398)	(9,255)
Change in:
Other assets	(187)	(138)
Other liabilities	(21)	(111)
Net cash provided by operating activities	5,224	6,849

Cash flows from investing activities:
Net cash provided by investing activities	-	-

Cash flows from financing activities:
Cash dividends paid on common stock	(5,247)	(5,047)
Stock repurchase	-	(1,998)
Excise tax on stock repurchase	-	(20)
Proceeds from exercise of restricted stock units	50	51
Net cash used by financing activities	(5,197)	(7,014)
Net change in cash	27	(165)
Cash at beginning of year	425	590
Cash at end of year	$452	425